UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                                     811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                                                                           (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:                                                                                                           317-917-7000

Date of fiscal year end:                                                      03/31_

Date of reporting period:    06/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2010
(Unaudited)

Shares	COMMON STOCKS - 98.19%	Value

	Beverages - 2.21%
4,488	PepsiCo, Inc.	$273,544

	Biological Products - 2.32%
5,448	Amgen, Inc. *	286,565

	Books: Publishing or Publishing and Printing - 1.87%
8,220	McGraw-Hill Companies, Inc.	231,311

	Computer & Office Equipment - 1.85%
5,277	Hewlett-Packard Co.	228,389

	Converted Paper & Paperboard Products - 1.61%
3,288	Kimberly-Clark Corp.	199,351

	Crude Petroleum & Natural Gas - 4.77%
4,553	Apache Corp.	383,317
3,389	Devon Energy Corp.	206,458
		589,775

	Electromedical & Electrotherapeutic Apparatus - 3.12%
10,645	Medtronic, Inc.	386,094

	Fire, Marine & Casualty Insurance - 3.83%
9,611	Allstate Corp.	276,124
10,535	Progressive Corp.	197,215
		473,339

	Food & Kindred Products - 2.35%
8,107	Campbell Soup Co.	290,474

	Guided Missiles & Space Vehicles & Parts - 2.09%
3,465	Lockheed Martin Corp.	258,143

	Hospital & Medical Service Plans - 1.98%
8,600	UnitedHealth Group, Inc.	244,240

	Insurance Agents Brokers & Services - 1.51%
4,940	MetLife, Inc.	186,534

	National Commercial Banks - 8.42%
14,569	Bank of America Corp.	209,357
11,584	JPMorgan Chase & Co.	424,090
7,815	U.S. Bancorp	174,665
9,105	Wells Fargo & Co.	233,088
		1,041,200

	Oil & Gas Field Machinery & Equipment - 1.91%
5,691	Baker Hughes, Inc.	236,575

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2010
(Unaudited)

Shares	COMMON STOCKS - 98.19% - continued	Value

	Petroleum Refining - 12.19%
6,070	Chevron Corp.	$411,910
10,749	ConocoPhillips	527,668
6,300	Exxon Mobil Corp.	359,541
4,199	Murphy Oil Corp.	208,060
		1,507,179

	Pharmaceutical Preparations - 7.89%
12,490	Eli Lilly & Co.	418,415
5,311	Johnson & Johnson	313,668
17,030	Pfizer, Inc.	242,848
		974,931

	Pumps & Pumping Equipment - 2.91%
8,022	ITT Corp.	360,348

	Radio & TV Broadcasting & Communications Equipment - 2.95%
5,147	L-3 Communications Holdings, Inc.	364,613

	Retail - Drug Stores and Proprietary Stores - 2.03%
8,579	CVS Caremark Corp.	251,536

	Retail - Grocery Stores - 2.02%
12,688	Safeway, Inc.	249,446

	Services - Advertising Agencies - 2.08%
7,512	Omnicom Group, Inc.	257,662

	Services - Computer Integrated Systems Design - 2.70%
7,368	Computer Sciences Corp.	333,402

	Services - Prepackaged Software - 2.96%
15,900	Microsoft Corp.	365,859

	Ship & Boat Building & Repairing - 2.14%
4,527	General Dynamics Corp.	265,101

	Specialty Cleaning, Polishing and Sanitation Preparations - 2.72%
5,419	Clorox Co.	336,845

	State Commercial Banks - 3.56%
7,633	Bank of New York Mellon Corp.	188,459
5,386	Northern Trust Corp.	251,526
		439,985

	Surgical & Medical Instruments & Apparatus - 6.46%
4,383	C.R. Bard, Inc.	339,814
9,162	Stryker Corp.	458,650
		798,464

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2010
(Unaudited)

Shares	COMMON STOCKS - 98.19% - continued	Value

	Telephone Communications (No Radiotelephone) - 3.52%
8,600	AT&T, Inc.	$208,034
8,100	Verizon Communications, Inc.	226,962
		434,996

	Wholesale - Groceries & Related Products - 2.22%
9,611	Sysco Corp.	274,586

	TOTAL COMMON STOCKS (Cost $13,218,423)	12,140,487

	MONEY MARKET SECURITIES - 1.68%
208,032	AIM STIT-STIC Prime Portfolio - Class I, 0.20% (a)	208,032

	TOTAL MONEY MARKET SECURITIES (Cost $208,032)	208,032

	TOTAL INVESTMENTS (Cost $13,426,455) - 99.87%	$12,348,519

	Other assets less liabilities - 0.13%	15,580

	TOTAL NET ASSETS - 100.00%	$12,364,099

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at June 30, 2010.

Tax Related
Unrealized appreciation		$325,673
Unrealized depreciation		(1,403,609)
Net unrealized appreciation (depreciation)		$(1,077,936)

Aggregate cost of securities for income tax purposes		$13,426,455

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2010
(Unaudited)

Shares	COMMON STOCKS - 93.42%	Value

	Agricultural Production - Crops - 1.49%
21,840	Chiquita Brands International, Inc. *	$265,356

	Aircraft & Parts - 1.52%
4,045	Triumph Group, Inc.	269,518

	Bituminous Coal & Lignite Surface Mining - 1.05%
14,040	Cloud Peak Energy, Inc. *	186,170

	Book Printing - 3.00%
43,655	Courier Corp.	533,028

	Calculating & Accounting Machines (No Electronic Computers) - 1.02%
6,660	Diebold, Inc.	181,485

	Communication Services - 1.01%
5,745	GeoEye, Inc. *	178,899

	Crude Petroleum & Natural Gas - 3.81%
13,665	Berry Petroleum Co. - Class A	351,464
11,905	Forest Oil Corp. *	325,721
		677,185

	Electric Services - 4.30%
10,780	Great Plains Energy, Inc.	183,476
31,645	Portland General Electric Co.	580,053
		763,529

	Fire, Marine & Casualty Insurance - 3.00%
13,940	Greenlight Capital Re., Ltd. - Class A *	351,149
7,350	HCC Insurance Holdings, Inc.	181,986
		533,135

	Hazardous Waste Management - 1.48%
51,630	EnergySolutions, Inc.	262,797

	Ice Cream & Frozen Desserts - 2.53%
44,705	Dean Foods Co. *	450,179

	In Vitro & In Vivo Diagnostics Substances - 1.42%
13,260	Immucor, Inc. *	252,603

	Industrial Instruments For Measurement, Display, And Control - 0.95%
9,025	MKS Instruments, Inc. *	168,948

	Industrial Trucks Tractors Trailers & Stackers - 1.00%
9,485	Terex Corp. *	177,749

	Investment Companies - 2.45%
45,167	Prospect Capital Corp.	435,862

	Life Insurance - 5.11%
22,080	Delphi Financial Group, Inc. - Class A	538,973
7,465	Torchmark Corp.	369,592
		908,565

	National Commercial Banks - 14.42%
24,860	American National Bankshares, Inc.	531,755
14,865	Centerstate Banks, Inc.	149,988
34,500	First Financial Bancorp	515,775
20,255	FirstMerit Corp.	346,968
21,840	National Bankshares, Inc.	529,183
14,530	NewAlliance Bancshares, Inc.	162,881
15,070	Old National Bancorp	156,125
9,240	PacWest Bancorp	169,184
		2,561,859

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2010
(Unaudited)

Shares	COMMON STOCKS - 93.42% - continued	Value

	Oil & Gas Field Machinery & Equipment - 2.57%
32,135	Bolt Technology Corp. *	$281,181
14,265	Tesco Corp. *	175,174
		456,355

	Oil & Gas Services - 2.43%
30,710	Cal Dive International, Inc. *	179,654
13,480	Superior Energy Services, Inc. *	251,672
		431,326

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.88%
13,489	Medical Action Industries, Inc. *	161,733
5,560	STERIS Corp.	172,805
		334,538

	Petroleum Refining - 0.99%
15,075	Tesoro Corp. *	175,925

	Pharmaceutical Preparations - 2.03%
8,770	Endo Pharmaceuticals Holdings, Inc. *	191,361
23,960	Prestige Brands Holdings, Inc. *	169,637
		360,998

	Plastics Products - 1.00%
22,070	Myers Industries, Inc.	178,546

	Primary Smelting & Refining of Nonferrous Metals - 1.03%
24,100	Horsehead Holding Corp. *	182,196

	Radio & TV Broadcasting & Communications Equipment - 1.94%
25,995	Tekelec *	344,174

	Retail - Eating & Drinking Places - 1.51%
13,795	Jack in the Box, Inc. *	268,313

	Retail - Grocery Stores - 1.26%
8,529	Village Super Market, Inc. - Class A	223,886

	Retail - Miscellaneous Shopping Goods Stores - 0.90%
11,340	Cabela's, Inc. *	160,348

	Retail - Variety Stores - 1.01%
4,830	BJ's Wholesale Club, Inc. *	178,758

	Savings Institution, Not Federally Chartered - 2.86%
14,225	First Niagara Financial Group, Inc.	178,239
8,890	MB Financial, Inc.	163,487
14,565	Umpqua Holdings Corp.	167,206
		508,932

	Security Brokers, Dealers & Flotation Companies - 1.03%
19,800	Calamos Asset Management, Inc.	183,744

	Semiconductors & Related Devices - 1.01%
18,760	Zoran Corp. *	178,970

	Services - Commercial Physical & Biological Research - 1.50%
10,485	Pharmaceutical Product Development, Inc.	266,424

	Services - Computer Integrated Systems Design - 0.95%
3,965	CACI International, Inc. - Class A *	168,433

	Services - Computer Processing & Data Preparation - 1.49%
14,445	CSG Systems International, Inc. *	264,777

	Services - Educational Services - 0.81%
6,225	Career Education Corp. *	143,300

	Services - Equipment Rental & Leasing - 0.92%
8,045	Rent-A-Center, Inc. *	162,992

	Services - Management Consulting Services - 1.52%
6,210	FTI Consulting, Inc. *	270,694

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2010
(Unaudited)

Shares	COMMON STOCKS - 93.42% - continued	Value

	State Commercial Banks - 6.71%
17,740	Associated Banc-Corp	$217,492
8,375	Columbia Banking System, Inc.	152,928
17,765	CVB Financial Corp.	168,768
4,455	Hancock Holding Co.	148,619
3,340	IBERIABANK Corp.	171,943
42,620	United Community Banks, Inc. *	168,349
22,805	Western Alliance Bancorp *	163,512
		1,191,611

	Steel Works, Blast Furnaces, Rolling Mills - 0.99%
13,265	Commercial Metals Co.	175,363

	Surgical & Medical Instruments & Apparatus - 0.79%
5,659	Utah Medical Products, Inc.	141,135

30,045	Telephone & Telegraph Apparatus - 1.25%
	ADC Telecommunications, Inc. *	222,633

	Wholesale - Groceries & Related Products - 3.48%
10,175	Core-Mark Holding Co., Inc. *	278,795
9,925	Nash Finch Co.	339,038
		617,833

	TOTAL COMMON STOCKS (Cost $16,601,165)	16,599,071

	MONEY MARKET SECURITIES - 2.73%
484,905	AIM STIT-STIC Prime Portfolio - Class I, 0.20% (a)	484,905

	TOTAL MONEY MARKET SECURITIES (Cost $484,905)	484,905

Principal
Amount
	CONVERTIBLE CORPORATE BONDS - 6.02%
$439,000	ADC Telecommunications, Inc., 3.50%, 7/15/2015	359,980
184,000	Chemed Corp., 1.875%, 5/15/2014	170,430
198,000	DST Systems, Inc., 4.125%, 8/15/2023 (b)	197,505
179,000	LifePoint Hospitals, Inc., 3.50%, 5/15/2014	166,246
188,000	Pantry, Inc., 3.00%, 11/15/2012	174,840

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,031,090)	1,069,001

	TOTAL INVESTMENTS (Cost $18,117,160) - 102.17%	$18,152,977

	Liabilities in excess of other assets - (2.17)%	(386,267)

	TOTAL NET ASSETS - 100.00%	$17,766,710

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at June 30, 2010.
(b) Variable rate security; the interest rate shown represents the rate at June 30, 2010.

Tax Related
Unrealized appreciation		$1,116,836
Unrealized depreciation		(1,081,019)
Net unrealized appreciation (depreciation)		$35,817

Aggregate cost of securities for income tax purposes		$18,117,160

See accompanying notes that are an integral part of these financial statements.

Dean Funds
Related Notes to the Schedule of Investments
June 30, 2010
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as convertible corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.

Dean Funds
Related Notes to the Schedule of Investments – continued
June 30, 2010
(Unaudited)

A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at June 30, 2010 in valuing the Large Cap Value Fund’s investments:
		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$12,140,487	$-	$-	$12,140,487

Money Market Securities	208,032	-	-	208,032

Total	$12,348,519	$-	$-	$12,348,519
*Refer to the Schedule of Investments for industry classifications.

The Large Cap Value Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Large Cap Value Fund did not hold any derivative instruments during the reporting period.

Dean Funds
Related Notes to the Schedule of Investments – continued
June 30, 2010
(Unaudited)

The following is a summary of the inputs used to value the Small Cap Value Fund’s assets as of June 30, 2010:
		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$16,599,071	$-	$-	$16,599,071

Money Market Securities	484,905	-	-	484,905

Convertible Corporate Bonds	-	1,069,001	-	1,069,001

Total	$17,083,976	$1,069,001	$-	$18,152,977
*Refer to the Schedule of Investments for industry classifications.

The Small Cap Value Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Small Cap Value Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 12, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
  /s/ Melissa K. Gallagher
  Melissa K. Gallagher, President

Date           8/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           8/23/10

By
/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date           8/23/10